Income Tax Status - Additional Information (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Tax Status [Line Items]
Tax determination letter, obtained	true
Tax determination letter date	Jun. 30, 2020
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember
Unrecognized tax positions recognized	$ 0